Apr. 09, 2018
Investec Global Franchise Fund

The Advisors’ Inner Circle Fund iii

Investec Global Franchise Fund (the “Fund”)

I Shares (Ticker Symbol: ZGFIX)

Supplement dated April 9, 2018

to the Fund’s Prospectus, dated March 1, 2018 (the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately, the Fund no longer imposes a redemption fee. Accordingly, all references to the redemption fee are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

INV-SK-001-0100